Business segment information (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Components of Segment Sales and Operating Revenue
Segment sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Sales and operating revenue:
Game & Network Services —
Customers	2,224,622	1,919,760	2,604,713
Intersegment	86,250	57,791	51,565

Total	2,310,872	1,977,551	2,656,278
Music —
Customers	795,025	838,592	927,250
Intersegment	12,464	11,317	12,617

Total	807,489	849,909	939,867
Pictures —
Customers	985,270	1,010,714	757,580
Intersegment	1,603	1,140	1,187

Total	986,873	1,011,854	758,767
Electronics Products & Solutions —
Customers	2,303,167	1,969,880	1,902,887
Intersegment	17,461	21,388	17,843

Total	2,320,628	1,991,268	1,920,730
Imaging & Sensing Solutions —
Customers	770,622	985,259	937,859
Intersegment	108,708	85,317	74,638

Total	879,330	1,070,576	1,012,497
Financial Services —
Customers	1,274,708	1,299,847	1,661,520
Intersegment	7,831	7,901	7,401

Total	1,282,539	1,307,748	1,668,921
All Other —
Customers	299,806	214,999	196,517
Intersegment	45,931	36,421	32,736

Total	345,737	251,420	229,253
Corporate and elimination	(267,781)	(200,441)	(186,953)

Consolidated total	8,665,687	8,259,885	8,999,360

Components of Segment Profit or Loss
Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Operating income (loss):
Game & Network Services	311,092	238,400	342,192
Music	232,487	142,345	188,056
Pictures	54,599	68,157	80,478
Electronics Products & Solutions	76,508	87,276	139,180
Imaging & Sensing Solutions	143,874	235,584	145,876
Financial Services	161,477	129,597	164,582
All Other	(11,127)	16,288	11,368

Total	968,910	917,647	1,071,732
Corporate and elimination	(74,675)	(72,188)	(99,867)

Consolidated operating income	894,235	845,459	971,865
Other income	144,735	21,949	264,235
Other expenses	(27,322)	(67,958)	(43,730)

Consolidated income before income taxes	1,011,648	799,450	1,192,370

Components of Other Significant Items
Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Equity in net income (loss) of affiliated companies:
Game & Network Services	—	—	—
Music	(6,915)	4,239	570
Pictures	106	(629)	123
Electronics Products & Solutions	(38)	136	(36)
Imaging & Sensing Solutions	—	0	(123)
Financial Services	(682)	(104)	—
All Other	4,530	5,995	10,953

Consolidated total	(2,999)	9,637	11,487

Depreciation and amortization:
Game & Network Services	29,023	29,135	38,707
Music	21,259	29,137	30,666
Pictures	24,081	21,665	19,330
Electronics Products & Solutions	61,749	63,291	62,145
Imaging & Sensing Solutions	110,746	134,035	152,380
Financial Services, including deferred insurance acquisition costs	91,179	106,667	59,885
All Other	4,940	5,095	4,363

Total	342,977	389,025	367,476
Corporate	31,049	27,617	23,217

Consolidated total	374,026	416,642	390,693

Sales and Operating Revenue to External Customers by Product Category
The following table is a breakdown of sales and operating revenue to external customers by product category for each segment. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Sales and operating revenue:
Game & Network Services
Digital Software and Add-on Content	1,102,231	1,010,296	1,454,654
Network Services	326,524	337,265	382,950
Hardware and Others	795,867	572,199	767,109

Total	2,224,622	1,919,760	2,604,713
Music
Recorded Music — Streaming	227,513	276,039	337,100
Recorded Music — Others	199,413	191,114	179,167
Music Publishing	106,666	157,478	156,862
Visual Media and Platform	261,433	213,961	254,121

Total	795,025	838,592	927,250
Pictures
Motion Pictures	436,017	475,061	271,081
Television Productions	288,816	301,224	267,123
Media Networks	260,437	234,429	219,376

Total	985,270	1,010,714	757,580
Electronics Products & Solutions
Televisions	788,423	646,513	709,007
Audio and Video	362,580	346,060	313,975
Still and Video Cameras	421,506	384,142	338,694
Mobile Communications	487,330	362,144	358,580
Other	243,328	231,021	182,631

Total	2,303,167	1,969,880	1,902,887
Imaging & Sensing Solutions	770,622	985,259	937,859
Financial Services	1,274,708	1,299,847	1,661,520
All Other	299,806	214,999	196,517
Corporate	12,467	20,834	11,034

Consolidated total	8,665,687	8,259,885	8,999,360

Sales and Operating Revenue Attributed to Countries and Areas Based on Location of External Customers and Long-Lived Assets
Sales and operating revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2019, 2020 and 2021 and property, plant and equipment, net and right-of-use
assets as of March 31, 2020 and 2021 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Sales and operating revenue:
Japan	2,591,784	2,472,479	2,962,465
United States	1,982,135	1,864,390	2,153,466
Europe	1,862,166	1,697,791	1,816,244
China	770,416	845,235	762,766
Asia-Pacific	912,193	892,026	861,623
Other Areas	546,993	487,964	442,796

Total	8,665,687	8,259,885	8,999,360

	Yen in millions
	March 31
	2020	2021
Property, plant and equipment, net and right-of-use assets:
Japan	946,922	999,280
United States	214,226	211,109
Europe	67,799	74,313
China	17,996	16,976
Asia-Pacific	46,932	48,515
Other Areas	7,379	12,335

Total	1,301,254	1,362,528